Long-Term Payable - Schedule of Long-Term Payable (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Long-Term Payable [Abstract]
Long-term payable, current		$ 507,479
Long-term payable, non-current
Total		$ 507,479